Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 17,386	$ 15,284
Available-for-sale marketable securities	10,334	24,200
Short-term bank deposits	88,773	51,441
Trade receivables (net of allowance for doubtful accounts and sales reserves in a total amount of $ 2,695 and $ 1,440 in 2010 and 2011, respectively)	12,565	16,543
Other current assets and prepaid expenses	3,625	3,402
Inventories	12,147	9,722
Total current assets	144,830	120,592
LONG-TERM INVESTMENTS:
Available-for-sale marketable securities	102,644	82,864
Long-term bank deposits		5,000
Severance pay fund	3,047	3,342
Total long-term investments	105,691	91,206
Property and equipment, net	11,084	11,801
Deferred tax asset, net	811	41
Intangible assets, net	8,163	12,011
Goodwill	24,465	24,465
Other assets	554	519
Total assets	295,598	260,635
LIABILITIES AND SHAREHOLDERS' EQUITY
Trade payables	5,099	5,913
Deferred revenues	28,593	32,907
Other payables and accrued expenses	15,139	14,316
Total current liabilities	48,831	53,136
LONG TERM LIABILITIES:
Deferred revenues	23,901	18,610
Accrued severance pay	3,545	3,899
Total long term liabilities	27,446	22,509
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.1 par value - Authorized: 30,000,000 at December 31, 2010 and 2011; Issued: 22,256,530 and 23,046,257 shares at December 31, 2010 and 2011, respectively; Outstanding: 20,460,573 and 21,250,300 shares at December 31, 2010 and 2011, respectively	528	506
Additional paid-in capital	233,353	218,593
Treasury stock	(18,036)	(18,036)
Accumulated other comprehensive income (loss)	(1,663)	125
Retained earnings (accumulated deficit)	5,139	(16,198)
Total shareholders' equity	219,321	184,990
Total liabilities and shareholders' equity	$ 295,598	$ 260,635